UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22142
Oppenheimer Rochester Intermediate Term Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2011

Item 1. Reports to Stockholders.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

General Obligation	16.8%

Hospital/Health Care	15.0

Municipal Leases	13.1

Higher Education	8.6

Sales Tax Revenue	7.4

Education	6.7

Government Appropriation	6.3

Highways/Commuter Facilities	5.6

Water Utilities	4.8

Marine/Aviation Facilities	4.5
Portfolio holdings are subject to change. Percentages are as of March 31, 2011, and are based on total assets.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total

AAA	2.4%

AA	31.7

A	48.9

BBB	14.8

BB and Lower	0.0

Unrated	2.2

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of March 31, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

12 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester® Intermediate Term Municipal Fund. Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 12/6/10. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class C shares of the Fund were first publicly offered on 12/6/10. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 12/6/10. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.

13 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, December 6, 2010 (commencement of operations) and held for the period ended March 31, 2011.
The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on October 1, 2010 and held for the six months ended March 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

		Ending	Expenses
	Beginning	Account	Paid During
	Account	Value	the Period Ended
Actual	Value	March 31, 2011	March 31, 2011[1,2]

Class A	$1,000.00	$993.10	$3.01

Class C	1,000.00	989.40	5.48

Class Y	1,000.00	993.60	2.32

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,020.19	4.80

Class C	1,000.00	1,016.31	8.73

Class Y	1,000.00	1,021.29	3.69

1.	Actual expenses paid are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 116/365 to reflect the period from December 6, 2010 (commencement of operations) to March 31, 2011.

2.	Hypothetical expenses paid are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
The expense ratio for the period from December 6, 2010 (commencement of operations) to March 31, 2011 is as follows:

Class	Expense Ratios

Class A	0.95%

Class C	1.73

Class Y	0.73
The expense ratio reflects voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

15 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2011 / Unaudited

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Municipal Bonds and Notes—96.0%

Arizona—2.0%
$25,000	AZ Capital Facilities Finance Corp. (Arizona State University)	6.000%	09/01/2015	09/01/2011	A	$25,103

50,000	AZ Health Facilities Authority (Banner Health System)	5.000	01/01/2022	01/01/2017	A	50,644

35,000	Mesa, AZ IDA (Banner Health System)	5.000	01/01/2019	04/30/2011	A	35,096

25,000	Mohave County, AZ IDA (Mohave Prison)	7.500	05/01/2019	11/27/2017	B	26,956

						137,799

California—25.3%
25,000	Bay Area, CA Toll Authority (San Francisco Bay Area)	5.000	04/01/2022	04/01/2016	A	26,760

30,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2029	11/14/2015	B	27,961

50,000	CA Dept. of Transportation COP	5.250	03/01/2016	04/30/2011	A	50,177

75,000	CA GO	5.000	09/01/2019	09/01/2016	A	79,585

5,000	CA GO	5.500	03/01/2012	09/01/2011	A	5,095

15,000	CA GO	5.500	03/01/2012	04/30/2011	A	15,058

5,000	CA GO	6.000	08/01/2012	08/01/2011	A	5,083

200,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2021	06/01/2021		194,704

100,000	CA Health Facilities Financing Authority (CHW/CMF Obligated Group)	5.125	07/01/2022	11/23/2013	A	102,367

125,000	CA Public Works (CA Community Colleges)	5.500	06/01/2022	06/01/2014	A	126,998

75,000	CA Public Works (California State University)	5.400	12/01/2016	04/30/2011	A	75,106

50,000	CA Public Works (California State University)	5.500	09/01/2015	04/30/2011	A	50,100

125,000	CA Public Works (Dept. of Mental Health)	5.500	06/01/2020	06/01/2014	A	126,636

45,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	04/30/2011	A	45,075

50,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	04/30/2011	A	50,124

50,000	CA Public Works (Various State Universities)	5.250	12/01/2013	04/30/2011	A	50,159

25,000	Carson, CA Redevel. Agency Tax Allocation	5.250	10/01/2022	10/01/2022		23,180

25,000	Central CA Unified School District COP	5.000	08/01/2022	08/01/2017	A	25,912

50,000	Eastern CA Municipal Water District COP	5.375	07/01/2017	07/01/2011	A	50,528

25,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	04/30/2011	A	25,184

50,000	Riverside County, CA Asset Leasing Corp. (Riverside County Hospital)	5.700	06/01/2016	06/01/2012	A	50,981

70,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)	5.000	10/01/2021	10/01/2021		63,663

200,000	San Diego, CA Public Facilities Financing Authority (Ballpark)	5.250	02/15/2021	02/15/2017	A	203,574

25,000	San Juan, CA Unified School District	5.000	08/01/2020	08/01/2015	A	25,748

200,000	San Juan, CA Unified School District	5.000	08/01/2021	08/01/2015	A	206,052

						1,705,810

16 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Colorado—0.2%
$10,000	CO Health Facilities Authority (Evangelical
	Lutheran Good Samaritan Society)	6.800%	12/01/2020	04/30/2011	A	$10,215

District of Columbia—1.5%
100,000	District of Columbia Ballpark	5.000	02/01/2022	02/01/2016	A	100,125

Florida—8.8%
100,000	Dade County, FL GO (Seaport)	5.125	10/01/2021	04/30/2011	A	100,283

75,000	FL Municipal Loan Council	5.250	12/01/2019	12/01/2013	A	75,454

50,000	FL State Board of Education	5.250	01/01/2020	01/01/2013	A	53,157

100,000	Hillsborough County, FL Community Investment Tax	5.000	11/01/2025	11/01/2014	A	101,139

60,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)	5.250	11/15/2016	04/30/2011	A	60,084

10,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)	5.250	08/01/2013	04/30/2011	A	10,029

65,000	Pinellas County, FL Educational Facilities Authority (Barry University)	6.250	10/01/2015	04/30/2011	A	65,778

25,000	St. Johns County, FL IDA (World Golf Foundation)	5.500	03/01/2017	04/30/2011	A	25,028

100,000	University of Central Florida (UCF Convocation Corp.)	5.000	10/01/2022	10/01/2022		99,801

						590,753

Illinois—10.7%
200,000	Chicago, IL Public Building Commission (Chicago School Reform)	5.250	12/01/2016	12/01/2016		213,702

20,000	Cook County, IL GO	5.250	11/15/2020	11/15/2012	A	20,233

25,000	IL Devel. Finance Authority Pollution Control (Amerencips)	5.500	03/01/2014	02/28/2014	C	24,854

150,000	IL Finance Authority (ABHS/ABMC/AVM/ AVT/ABSJ Obligated Group)	5.250	01/01/2022	04/14/2018	A	152,955

15,000	IL Finance Authority (CF/TCFH/CaHC/CaRC Obligated Group)	5.250	02/15/2019	02/15/2014	A	15,323

200,000	IL GO	5.000	06/01/2020	06/01/2020		198,580

25,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)	6.000	02/15/2017	04/18/2011	A	25,067

35,000	IL Sales Tax	5.375	06/15/2015	06/15/2011	A	35,198

35,000	Northern IL Municipal Power Agency (Prarie Street)	5.000	01/01/2019	01/01/2018	A	36,482

						722,394

Indiana—1.3%
90,000	Delaware County, IN Redevel. District	6.875	02/01/2018	04/30/2011	A	90,100

Louisiana—0.8%
55,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)	5.500	07/15/2018	04/30/2011	A	55,020

17 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Massachusetts—0.2%
$15,000	MA H&EFA (University of Massachusetts)	5.125%	10/01/2021	10/01/2011A		$15,072

Michigan—1.3%
50,000	Detroit, MI Wayne County Stadium Authority	5.500	02/01/2017	04/30/2011	A	50,069

40,000	MI Municipal Bond Authority	6.000	11/01/2020	04/30/2011	A	40,035

						90,104

Missouri—0.2%
10,000	MO Environmental Improvement & Energy Resources Authority	5.900	01/01/2019	04/30/2011	A	10,042

New Hampshire—3.0%
100,000	NH HE&HFA (Cheshire Medical Center)	5.125	07/01/2018	04/30/2011	A	100,069

100,000	NH HE&HFA (Concord Hospital)	5.875	10/01/2016	04/18/2011	A	100,260

						200,329

New York—7.4%
100,000	L.I., NY Power Authority	5.000	04/01/2023	04/01/2019	A	104,133

30,000	NY Tobacco Settlement Financing Corp. (TASC)	5.500	06/01/2016	07/01/2011	A	30,305

150,000	NYC GO	5.250	09/01/2022	09/01/2018	A	162,276

200,000	Port Authority NY/NJ (JFK International Air Terminal)	6.500	12/01/2028	12/01/2015	A	204,404

						501,118

Ohio—5.1%
75,000	Akron, OH Waterworks	5.250	12/01/2017	12/01/2012	A	77,456

10,000	Cuyahoga County, OH Hospital (Metro Health System)	5.125	02/15/2013	04/30/2011	A	10,026

200,000	Hamilton County, OH Sales Tax	5.000	12/01/2020	12/01/2016	A	204,950

50,000	Lorain County, OH Health Care Facilities (Kendal at Oberlin)	5.375	02/01/2012	04/30/2011	A	50,103

						342,535

Oklahoma—1.4%
95,000	McAlester, OK Public Works Authority	5.750	02/01/2020	02/01/2012	A	97,279

Pennsylvania—0.2%
15,000	Beaver County, PA Hospital Authority (Heritage Valley Health System)	5.000	05/15/2018	04/30/2011	A	15,018

Rhode Island—1.3%
35,000	RI Clean Water Protection Finance Agency	5.125	10/01/2019	10/01/2011	A	35,702

50,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500	05/15/2016	04/30/2011	A	50,082

						85,784

South Carolina—2.5%
10,000	Greenwood County, SC Hospital (Self Regional Healthcare)	5.500	10/01/2021	10/01/2011	A	10,039

18 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

South Carolina Continued
$150,000	Lexington, SC One School Facilities (Lexington County School District)	5.000%	12/01/2019	12/01/2016	A	$156,857
						166,896

South Dakota—0.7%
45,000	SD H&EFA (AM/ASL/AQP Obligated Group)	5.250	07/01/2022	07/01/2014	A	45,478

Texas—5.6%
200,000	Corpus Christi, TX Business & Job Devel. Corp. (Seawall)	5.375	03/01/2019	04/30/2011	A	200,570

20,000	San Antonio, TX Independent School District	5.375	08/15/2018	08/15/2011	A	20,330

5,000	TX Lower Colorado River Authority	5.875	05/15/2016	04/30/2011	A	5,020

150,000	TX Public Finance Authority (Texas Southern University)	5.500	05/01/2018	05/01/2018		152,099

						378,019

U.S. Possessions—12.6%
50,000	Puerto Rico Commonwealth GO	5.625	07/01/2019	04/30/2011	A	50,022

100,000	Puerto Rico Commonwealth GO	5.700	07/01/2020	04/30/2011	A	100,036

200,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/2017	07/01/2017		206,484

45,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	07/01/2013	A	45,663

70,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	04/30/2011	A	70,181

320,000	Puerto Rico Public Buildings Authority	5.250	07/01/2017	07/01/2017		327,760

50,000	University of V.I., Series A	5.750	12/01/2013	12/01/2011	A	50,272

						850,418

Utah—0.7%
50,000	Emery County, UT Pollution Control (Pacificorp)	5.650	11/01/2023	04/30/2011	A	50,089

Washington—3.2%
125,000	Ocean Shores, WA GO	5.500	12/01/2017	06/01/2012	A	130,225

45,000	University Place, WA	5.000	12/01/2021	12/01/2011	A	45,371

40,000	WA Health Care Facilities Authority (Swedish Health System)	5.125	11/15/2022	04/30/2011	A	40,003

						215,599

Total Investments, at Value (Cost $6,553,360)—96.0%						6,475,996

Other Assets Net of Liabilities—4.0						272,238

Net Assets—100.0%						$6,748,234

19 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C.	Date of mandatory put.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2011 based on valuation input level:

		Level 2—
	Level 1—	Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Arizona	$—	$137,799	$—	$137,799
California	—	1,705,810	—	1,705,810
Colorado	—	10,215	—	10,215
District of Columbia	—	100,125	—	100,125
Florida	—	590,753	—	590,753
Illinois	—	722,394	—	722,394
Indiana	—	90,100	—	90,100
Louisiana	—	55,020	—	55,020
Massachusetts	—	15,072	—	15,072
Michigan	—	90,104	—	90,104
Missouri	—	10,042	—	10,042
New Hampshire	—	200,329	—	200,329
New York	—	501,118	—	501,118
Ohio	—	342,535	—	342,535
Oklahoma	—	97,279	—	97,279
Pennsylvania	—	15,018	—	15,018
Rhode Island	—	85,784	—	85,784
South Carolina	—	166,896	—	166,896
South Dakota	—	45,478	—	45,478
Texas	—	378,019	—	378,019
U.S. Possessions	—	850,418	—	850,418
Utah	—	50,089	—	50,089
Washington	—	215,599	—	215,599

Total Assets	$—	$6,475,996	$—	$6,475,996

20 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ABHS	Alexian Brothers Health System
ABMC	Alexian Brothers Medical Center
ABSJ	Alexian Brothers of San Jose
AM	Avera McKennan
AQP	Avera Queen of Peace
ASL	Avera St. Lukes
AVM	Alexian Village of Milwaukee
AVT	Alexian Village of Tennessee
CaHC	Carle Health Care
CaRC	Carle Retirement Centers
CF	Carle Foundation
CHW	Catholic Healthcare West
CMF	CHW Medical Foundation
COP	Certificates of Participation
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
HE&HFA	Higher Education and Health
Facilities Authority
IDA	Industrial Devel. Agency
JFK	John Fitzgerald Kennedy
L.I.	Long Island
NY/NJ	New York/New Jersey
NYC	New York City
RIH	Rhode Island Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TCFH	The Carle Foundation Hospital
TMH	The Miriam Hospital
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.

21 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
March 31, 2011

Assets
Investments, at value (cost $6,553,360)—see accompanying statement of investments	$6,475,996

Cash	40,218

Receivables and other assets:
Shares of beneficial interest sold	142,540
Interest	95,574
Investments sold	35,000
Other	714

Total assets	6,790,042

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	22,369
Legal, auditing and other professional fees	11,117
Distribution and service plan fees	3,753
Dividends	3,477
Shareholder communications	887
Transfer and shareholder servicing agent fees	65
Trustees’ compensation	24
Other	116

Total liabilities	41,808

Net Assets	$6,748,234

Composition of Net Assets
Par value of shares of beneficial interest	$562

Additional paid-in capital	6,815,216

Accumulated net investment income	17,661

Accumulated net realized loss on investments	(7,841)

Net unrealized depreciation on investments	(77,364)

Net Assets	$6,748,234

22 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,431,446 and 535,702 shares of beneficial interest outstanding)	$12.01
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$12.45

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $295,348 and 24,626 shares of beneficial interest outstanding)	$11.99

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $21,440 and 1,785 shares of beneficial interest outstanding)	$12.01
See accompanying Notes to Financial Statements.

23 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Period Ended March 31, 20111

Investment Income

Interest	$73,775

Expenses
Management fees	11,148

Distribution and service plan fees:
Class A	3,641
Class C	463

Shareholder communications—Class A	1,870

Transfer and shareholder servicing agent fees:
Class A	116
Class C	53
Class Y	17

Legal, auditing and other professional fees	16,213

Administration service fees	500

Borrowing fees	59

Trustees’ compensation	30

Custodian fees and expenses	4

Other	168

Total expenses	34,282
Less waivers and reimbursements of expenses	(16,007)

Net expenses	18,275

Net Investment Income	55,500

Realized and Unrealized Loss
Net realized loss on investments	(7,841)

Net change in unrealized appreciation/depreciation on investments	(77,364)

Net Decrease in Net Assets Resulting from Operations	$(29,705)

1.	For the period from December 6, 2010 (commencement of operations) to March 31, 2011.
See accompanying Notes to Financial Statements.

24 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period
Ended
March 31, 2011[1]
(Unaudited)

Operations
Net investment income	$55,500

Net realized loss	(7,841)

Net change in unrealized appreciation/depreciation	(77,364)

Net decrease in net assets resulting from operations	(29,705)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(36,919)
Class C	(783)
Class Y	(137)

(37,839)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	6,397,895
Class C	295,320
Class Y	20,563

6,713,778

Net Assets
Total increase	6,646,234

Beginning of period	102,000[2]

End of period (including accumulated net investment income of $17,661 for the period ended March 31, 2011)	$6,748,234

1.	For the period from December 6, 2010 (commencement of operations) to March 31, 2011.

2.	Reflects the value of the Manager’s initial seed money invested on November on 17, 2010.
See accompanying Notes to Financial Statements.

25 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Period
Ended
March 31, 2011[1]
Class A	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$12.17

Income (loss) from investment operations:
Net investment income[2]	.11
Net realized and unrealized loss	(.20)

Total from investment operations	(.09)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)

Net asset value, end of period	$12.01

Total Return, at Net Asset Value[3]	(0.69)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,432

Average net assets (in thousands)	$5,738

Ratios to average net assets:[4]
Net investment income	2.97%
Expenses excluding interest and fees from borrowings	1.81%
Interest and fees from borrowings	— [5]

Total expenses	1.81%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.95%

Portfolio turnover rate	5%

1.	For the period from December 6, 2010 (commencement of operations) to March 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Less than 0.005%.
See accompanying Notes to Financial Statements.

26 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Period
Ended
March 31, 2011[1]
Class C	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$12.17

Income (loss) from investment operations:
Net investment income[2]	.09
Net realized and unrealized loss	(.22)

Total from investment operations	(.13)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)

Net asset value, end of period	$11.99

Total Return, at Net Asset Value[3]	(1.06)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$295

Average net assets (in thousands)	$149

Ratios to average net assets:[4]
Net investment income	2.33%
Expenses excluding interest and fees from borrowings	2.57%
Interest and fees from borrowings	— [5]

Total expenses	2.57%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.73%

Portfolio turnover rate	5%

1.	For the period from December 6, 2010 (commencement of operations) to March 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Less than 0.005%.
See accompanying Notes to Financial Statements.

27 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Period
Ended
March 31, 2011[1]
Class Y	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$12.17

Income (loss) from investment operations:
Net investment income[2]	.12
Net realized and unrealized loss	(.21)

Total from investment operations	(.09)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)

Net asset value, end of period	$12.01

Total Return, at Net Asset Value[3]	(0.64)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21

Average net assets (in thousands)	$18

Ratios to average net assets:[4]
Net investment income	3.24%
Expenses excluding interest and fees from borrowings	1.79%
Interest and fees from borrowings	— [5]

Total expenses	1.79%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.73%

Portfolio turnover rate	5%

1.	For the period from December 6, 2010 (commencement of operations) to March 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Less than 0.005%.
See accompanying Notes to Financial Statements.

28 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester Intermediate Term Municipal Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek current interest income exempt from federal income tax. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). The Fund commenced operations December 6, 2010. As of March 31, 2011, approximately 75% of the Fund’s total shares outstanding were owned by the Manager and its affiliates.
     The Fund offers Class A, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the

29 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies Continued
current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

30 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$6,553,360

Gross unrealized appreciation	$12,729
Gross unrealized depreciation	(90,093)

Net unrealized depreciation	$(77,364)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

31 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

32 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Period Ended March 31, 2011[1,2]
	Shares	Amount

Class A
Sold	539,730	$6,545,943
Dividends and/or distributions reinvested	300	3,612
Redeemed	(12,545)	(151,660)

Net increase	527,485	$6,397,895

Class C
Sold	26,403	$317,607
Dividends and/or distributions reinvested	14	169
Redeemed	(1,873)	(22,456)

Net increase	24,544	$295,320

Class Y
Sold	1,698	$20,500
Dividends and/or distributions reinvested	5	63
Redeemed	—	—

Net increase	1,703	$20,563

1.	For the period from December 6, 2010 (commencement of operations) to March 31, 2011.

2.	The Fund sold 8,217 shares of Class A at a value of $100,000 and 82 shares each of Class C and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on November 17, 2010.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended March 31, 2011, were as follows:

	Purchases	Sales

Investment securities	$4,402,200	$205,616
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

33 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended March 31, 2011, the Fund paid $121 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plan for Class C. The Fund has adopted Distribution and Service Plan (the “Plan”) for Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under the plan. If the Class C plan is terminated by the Fund or by the shareholders of this class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plan at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plan at March 31, 2011 were as follows:

Class C	$417
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the

34 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class C
	Class A	Contingent	Contingent
	Front-End	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by
Period Ended	Distributor	Distributor	Distributor

March 31, 2011	$500	$—	$—
Waivers and Reimbursements of Expenses. The Manager has voluntary agreed to waive fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” excluding interest and fees from borrowings will not exceed 0.95% of average annual net assets for Class A shares, 1.73% of average annual net assets for Class C shares and 0.73% of average annual net assets for Class Y shares. During the period ended March 31, 2011, the Manager reimbursed $15,552, $393 and $62 for Class A, Class C and Class Y shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes.
     The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2386% as of March 31, 2011). The Fund pays

35 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Borrowings Continued
additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the period ended March 31, 2011 equal less than 0.005% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
     During the period ended March 31, 2011, the Fund had no borrowings outstanding.
6. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York.

36 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

That proposed settlement is subject to final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
7. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.

37 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT Unaudited
The Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve or renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board will employ an independent consultant to prepare a report that provides information, including comparative information. In addition, the Board anticipates receiving information throughout the year regarding Fund services, fees, expenses and performance.
     In approving the Fund’s initial Agreement, the Board considered information provided by the Manager on the following factors: (i) the nature, quality and extent of the Manager’s services to be provided, (ii) the fees and expenses of the Fund, including estimated and comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services, (iv) whether economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager may receive from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services to be provided to the Fund and information regarding the Manager’s key personnel who will provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.

38 | OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

     The Board also considered the quality of the services expected to be provided and the quality of the Manager’s resources that will be available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella and Charles Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with other funds managed by the Manager. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations, and resources, that the Fund will benefit from the services provided under the Agreement.
     Costs of Services by the Manager. The Board reviewed the fees to be paid to the Manager and the other expenses that will be borne by the Fund. The Board also considered the comparability of the fees to be charged and the services to be provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The Board also considered how the Fund’s expenses will compare to a group of similar, unaffiliated funds.
     Performance. The Board considered that the Fund has no operational history and that its performance could not be a factor in deciding whether to approve the Agreement.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s expected costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

39 | OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT Unaudited / Continued
     Other Benefits to the Manager. In addition to considering the profits that may be realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager may receive as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, approved the Agreement through November 30, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.

40 | OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

41 | OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
A Series of Oppenheimer Municipal Fund

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Senior Portfolio Manager
Richard Stein, Vice President
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2011 OppenheimerFunds, Inc. All rights reserved.

42 | OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

43 | OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.

44 | OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ William F. Glavin , Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 05/10/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 05/10/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 05/10/2011